Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	46 Months Ended
	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026
C000263226 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.25%
C000237980 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		25.93%	24.92%
Standard & Poor´s Composite 1500 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		19.97%	21.81%
Standard & Poor´s Composite 1500 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	9.47%